UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09425

Advantage Advisers Whistler Fund, L.L.C.

(Exact name of registrant as specified in charter)

200 Park Avenue, 24th Floor
New York, NY 10166

(Address of principal executive offices) (Zip code)

Kenneth S. Gerstein
Schulte, Roth and Zabel LLP
919 3rd Avenue, 24th Floor
New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-667-4225

Date of fiscal year end: March 31

Date of reporting period: December 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule of Investments is attached herewith.

Advantage Advisers Whistler Fund, L.L.C.
Schedule of Investments at December 31, 2011 (Unaudited)

Investment Fund****	First Acquisition Date	Cost (a)	December 31, 2011 Fair value (b)	% of Investment Fund held	% of Members’ Capital	First Available Redemption Date**	Liquidity***

Commodity Trading Advisor
Cipher Composite Fund Limited Partnership	03/01/2004	$1,790,891	$2,148,037	7.96%	2.95%	N/A	Monthly
Peak Select Partners, L.P.	06/01/2010	2,745,000	1,791,319	1.94	2.46	N/A	Monthly
Quantitative Global 1X Fund LLC	05/01/2009	2,860,000	2,965,627	5.84	4.08	N/A	Monthly
R.G. Niederhoffer Global Fund, L.P. I	09/01/2010	3,600,000	2,688,902	6.25	3.69	N/A	Monthly

Total Commodity Trading Advisor		10,995,891	9,593,885		13.18

Distressed Securities
Harbinger Class L Holdings (U.S.), LLC	01/01/2009	18,053	115,590	0.07	0.16	N/A	Quarterly*****
Harbinger Class PE Holdings (U.S.) Trust	01/01/2009	460,216	475,965	0.30	0.65	N/A	Quarterly*****
Mason Capital, L.P.	12/01/2009	2,646,000	3,124,334	0.16	4.29	N/A	Annually

Total Distressed Securities		3,124,269	3,715,889		5.10

Event Driven
Camulos Partners LP	11/01/2005	49,908	17,526	0.34	0.03	N/A	Quarterly*****
Camulos Partners LP - Side Pocket	05/01/2009	741,466	50,904	0.98	0.07	N/A	Quarterly*****
Castlerigg Partners, L.P. - Special Situation	01/01/2009	154,121	110,461	6.99	0.15	N/A	Quarterly*****
Gruss Global Investors (Enhanced), L.P.	05/01/2010	3,042,735	2,952,805	1.34	4.06	N/A	Quarterly
Owl Creek II, L.P.	02/01/2005	3,381,407	4,952,352	0.42	6.80	N/A	Annually
Owl Creek II, L.P. - Side Pocket	05/01/2009	1,009,515	1,222,950	0.10	1.68	N/A	Annually*****
Pinebank Catalyst Fund, LLC (formerly Brownstone Partners Catalyst Fund, LLC)	10/01/2009	2,730,000	2,855,673	5.83	3.92	N/A	Monthly/Quarterly

Total Event Driven		11,109,152	12,162,671		16.71

Global Capital Markets Arbitrage
Aristeia Partners, L.P.	01/01/2001	2,713,669	4,590,414	1.59	6.31	N/A	Quarterly

Total Global Capital Markets Arbitrage		2,713,669	4,590,414		6.31

Global Macro
Balestra Capital Partners, L.P.	07/01/2010	3,315,000	3,173,345	0.33	4.36	N/A	Quarterly

Total Global Macro		3,315,000	3,173,345		4.36

Long/Short Equity
Artis Partners 2X (Institutional), L.P.	01/01/2002	2,352,727	3,151,770	1.37	4.33	N/A	Quarterly
Artis Partners 2X (Institutional), L.P. - Side Pocket	11/01/2011	368,137	442,460	0.24	0.61	N/A	Quarterly*****
Asian Century Quest Fund (QP), LP	05/01/2010	2,900,000	2,905,164	0.58	3.99	N/A	Quarterly
Bay II Resource Partners, L.P.	01/01/2010	2,274,059	2,454,987	0.22	3.37	N/A	Quarterly
Cobalt Partners, L.P.	03/01/2010	2,992,500	3,100,706	0.20	4.26	N/A	Semiannually
Ecofin General Partner Side Pocket	02/01/2009	407,244	280,429	2.00	0.39	N/A	Monthly*****
Kingdon Associates	07/01/2004	2,458,844	2,102,690	0.23	2.89	N/A	Quarterly
Scopia PX, LLC	11/01/2009	2,785,860	3,162,746	0.83	4.34	N/A	Monthly/Quarterly

Total Long/Short Equity		16,539,371	17,600,952		24.18

Advantage Advisers Whistler Fund, L.L.C.
Schedule of Investments at December 31, 2011 (Unaudited)(continued)

Investment Fund****	First Acquisition Date	Cost (a)	December 31, 2011 Fair value (b)	% of Investment Fund held	% of Members’ Capital	First Available Redemption Date**	Liquidity***

Multi-Strategy
Eos Partners, L.P.	10/01/1999	$826,934	$1,112,579	0.32%	1.53%	N/A	Annually*****
QVT Associates II Holdings Ltd.	12/01/2009	592,208	731,959	0.10	1.00	N/A	Quarterly*****
QVT Associates II LP	11/01/2006	3,065,048	3,741,062	0.52	5.14	N/A	Quarterly
Wexford Credit Opportunities Fund, L.P.	08/01/2011	4,000,000	3,939,495	3.58	5.41	09/30/2012	Quarterly*****

Total Multi-Strategy		8,484,190	9,525,095		13.08

Reinsurance
Nephila Catastrophe Fund L.P.	06/01/2009	2,642,939	2,932,640	5.58	4.03	N/A	Quarterly
Nephila Q1 2011 Recovery Fund L.P.	04/01/2011	47,314	2,439	0.13	—	N/A	Quarterly*****
Nephila Q4 2011 Thai Floods Claims Development	12/01/2011	60,297	69,853	—	0.10	N/A	Quarterly*****

Total Reinsurance		2,750,550	3,004,932		4.13

Total		$59,032,092	$63,367,183		87.05%

Other assets, less liabilities*			9,422,992		12.95

Members’ Capital			$72,790,175		100.00%

(a)

At March 31, 2011, the cost of investments for Federal income tax purposes was estimated at $129,731,195. For Federal income tax purposes at March 31, 2011, accumulated net unrealized depreciation on investments was $14,545,810 consisting of $7,388,797 gross unrealized appreciation and $21,934,607 gross unrealized depreciation.

(b)

The Company’s investments in Investment Funds are carried at fair value. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the investment funds’ manager pursuant to the investment funds’ agreement. The underlying investments of each Investment Fund are accounted for at fair value as described in each funds’ financial statements.

*	Includes $10,973,084 held in a Bank of New York Mellon Account, which is 15.07% of members’ capital.

**	From original investment date.

***	Available frequency of redemptions after initial lock-up period.

N/A	Initial lock-up period has either expired on or prior to December 31, 2011 or Investment Fund did not have an initial lock-up period.

****	Detailed information about the Investment Funds’ portfolio is not available.

*****

As of December 31, 2011, this underlying Investment Fund has notified the Company of certain restrictions on liquidity which may include side pocket investments, suspended redemptions or other implemented restrictions on liquidity as it relates to a portion of or all of the Company’s interests in the Investment Fund.

Advantage Advisers Whistler Fund, L.L.C.

Schedule of Investments at December 31, 2011 (Unaudited)(continued)

During the period ended December 31, 2011, Advantage Advisors Whistler Fund, L.L.C. (the “Company”) followed U.S. generally accepted accounting principles (hereafter referred to as “Authoritative Guidance”) for fair value measurement. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value, as described below.

Level 1 — observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2 — other significant observable inputs including the fair value of investments in Investment Funds with the ability to redeem at net asset value as of the measurement date, or during the first quarter following the measurement date.

Level 3 — other significant unobservable inputs including the fair value of investments in Investment Funds that do not have the ability to redeem at net asset value as of the measurement date or during the first quarter following the measurement date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The Company recognizes transfers into and out of the levels indicated above at the end of the reporting period.

The following is a summary of the inputs used as of December 31, 2011, in valuing the Company’s investments at fair value:

Description	Total Fair Value at December 31, 2011	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Other Significant Unobservable Inputs

Commodity Trading Advisor	$9,593,885	$—	$9,593,885	$—
Distressed Securities	3,715,889	—	3,124,334	591,555
Event Driven	12,162,671	—	10,760,830	1,401,841
Global Capital Markets Arbitrage	4,590,414	—	4,590,414	—
Global Macro	3,173,345	—	3,173,345	—
Long/Short Equity	17,600,952	—	16,878,063	722,889
Multi-Strategy	9,525,095	—	3,741,062	5,784,033
Reinsurance	3,004,932	—	2,932,640	72,292

Total Assets	$63,367,183	$—	$54,794,573	$8,572,610

Advantage Advisers Whistler Fund, L.L.C.

Schedule of Investments at December 31, 2011 (Unaudited)(continued)

Authoritative guidance also requires a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Description	Balance as of March 31, 2011	Realized gain / (loss)	Change in unrealized appreciation / (depreciation)	Purchases	Sales	Transfers in and/or out of Level 3	Balance as of December 31, 2011

Distressed Securities	$838,552	$24,219	$(173,823)	$—	$(97,393)	$—	$591,555
Event Driven	9,705,924	(1,670,830)	154,410	—	(2,235,718)	(4,551,945)	1,401,841
Global Capital Markets Arbitrage	407,898	144,698	(79,130)	—	(473,466)	—	—
Long/Short Equity	6,557,595	(6,243)	(401,457)	—	(2,964,302)	(2,462,704)	722,889
Multi-Strategy	7,846,109	374,715	(673,711)	4,000,000	(2,212,360)	(3,550,720)	5,784,033
Reinsurance	—	(9,937)	(35,319)	117,548	—	—	72,292

Total	$25,356,078	$(1,143,378)	$(1,209,030)	$4,117,548	$(7,983,239)	$(10,565,369)	$8,572,610

Net change in unrealized appreciation/depreciation on Level 3 assets still held as of December 31, 2011 is $1,620,088.

The following is a summary of the investment strategies, their redemption notice periods and any restrictions on the liquidity provisions of the investments in Investment Funds held in the Company as of December 31, 2011. Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Company had no unfunded capital commitments as of December 31, 2011.

Commodity Trading Advisor

The Investment Funds in the commodity trading advisor strategy seek to achieve capital appreciation through trading of commodity and financial futures and forward contracts and related options thereon on U.S. and non-U.S. exchanges and markets. The Investment Funds within this strategy provide monthly liquidity and are generally subject to a 3 to 10 day redemption notice period and can be redeemed with no restrictions as of December 31, 2011.

Distressed Securities

The Investment Funds in the distressed securities strategy invests primarily in securities of companies and government entities that are either in distress, already in default or under bankruptcy protection. The Investment Funds within this strategy provide quarterly to annual liquidity and are generally subject to a 45 to 60 day redemption notice period. Investment Funds representing approximately 16 percent of the fair value of the investments in this strategy are side pocket investments. The remaining approximately 84 percent of the Investment Funds can be redeemed with no restrictions as of December 31, 2011.

Event Driven

The Investment Funds in the event driven strategy generally focus on an event or a catalyst that will move an equity price, an equity spread, a credit spread, or an implied volatility spread. The Investment Funds within this strategy provide monthly to annual liquidity and are generally subject to a 45 to 90 day redemption notice period. Investment Funds representing approximately 12 percent of the fair value of the investments in this strategy are side pocket and illiquid investments. The remaining approximately 88 percent of the Investment Funds can be redeemed subject to a 25 percent gate (65 percent), and 23 percent can be redeemed with no restrictions as of December 31, 2011. During the current period, there was a transfer out of Level 3 in this strategy due to a change in the criteria for Level 3 classification, which more accurately reflects the liquidity of the Company’s investment in the Investment Funds.

Advantage Advisers Whistler Fund, L.L.C.

Schedule of Investments at December 31, 2011 (Unaudited)(continued)

Global Capital Markets Arbitrage

The Investment Fund in the global capital markets arbitrage strategy focuses primarily on convertible arbitrage and debt, generally by utilizing a bottoms-up, value-oriented investment style. The Investment Fund within this strategy provides quarterly liquidity and is generally subject to a 60 day redemption notice period. The Investment Fund can be redeemed subject to a 12.5 percent gate as of December 31, 2011.

Global Macro

The Investment Fund in the global macro strategy seeks to achieve capital appreciation through investments based primarily on broad economic themes as well as based on social, political, psychological and other such factors. The Investment Fund within this strategy provides quarterly liquidity, and is generally subject to a 45 day redemption notice period. The Investment Fund can be redeemed with no restrictions as of December 31, 2011.

Long/Short Equity

The Investment Funds in the long/short equity strategy seek above-average long-term capital appreciation with below average levels of risk through investments in equity securities using both long and short positions. The Investment Funds within this strategy provide monthly to semi-annual liquidity and are generally subject to a 30 to 125 day redemption notice period. Investment Funds representing approximately 4 percent of the fair value of the investments in this strategy are side pocket investments. Of the remaining approximately 96 percent of the Investment Funds, 47 percent can be redeemed with no restrictions. The remaining Investment Funds can be redeemed subject to a 50 percent gate (17 percent) and a 20 percent gate (32 percent) as of December 31, 2011. During the current period, there was a transfer out of Level 3 in this strategy in the amount of $2,905,164 due to the expiration of a lock up period on an Investment Fund. There was also a transfer into Level 3 of this strategy in the amount of $442,460 due to an Investment Fund entering into a side pocket investment.

Multi-Strategy

The Investment Funds in multi-strategy seek to generate attractive risk-adjusted returns across all market environments by dynamically allocating capital to several investment strategies across asset classes and geographies. The Investment Funds within this strategy provide quarterly to annual liquidity and are generally subject to a 65 to 90 day redemption notice period. Investment Funds representing approximately 19 percent of the fair value of the investments in this strategy are side pocket and illiquid investments. The remaining approximately 81 percent of the Investment Funds can be redeemed subject to a 10 percent gate (39 percent) and a 25 percent gate (42 percent) and a one year lock up period, which expires on September 30, 2012, as of December 31, 2011. During the current period, there was a transfer out of Level 3 in this strategy due to a change in the criteria for Level 3 classification, which more accurately reflects the liquidity of the Company’s investment in the Investment Funds.

Advantage Advisers Whistler Fund, L.L.C.

Schedule of Investments at December 31, 2011 (Unaudited)(concluded)

Reinsurance

The Investment Funds in the reinsurance strategy are based on the investment return of various insurance-based investment instruments, including insurance-linked securities and other financial instruments, the returns of which are tied primarily to property insurance risk. The Investment Funds within this strategy provide quarterly liquidity and are generally subject to a 90 day redemption notice period. Investment Funds representing approximately 2 percent of the fair value of the investments in this strategy are illiquid investments. The remaining approximately 98 percent can be redeemed subject to a 25 percent gate as of December 31, 2011.

A detailed depiction of each investment in the portfolio by investment strategy, including their liquidity, can be found in the Schedule of Investments.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advantage Advisers Whistler Fund, L.L.C.

By (Signature and Title)*	/s/ Bryan McKigney

Bryan McKigney, Chief Executive Officer
(principal executive officer)

Date	Feb. 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan McKigney

Bryan McKigney, Chief Executive Officer
(principal executive officer)

Date	Feb. 27, 2012

By (Signature and Title)*	/s/ Vineet Bhalla

Vineet Bhalla, Principal Financial Officer
(principal financial officer)

Date	Feb. 27, 2012

* Print the name and title of each signing officer under his or her signature.